UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23468
American Funds Global Insight Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class A
| AGVFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class C
| AGVDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class T
| AGVTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-1
| AGVEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-2
| AGVGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-3
| AGVHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-A
| CGVYX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.84% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-C
| CGVBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 80	1.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-E
| CGVEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-T
| CGVTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.60% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-1
| CGVFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-2
| CGVGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-3
| CGVHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.50% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-1
| RGLAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2
| RGLBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 76	1.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2E
| RGLHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availa
bil
ity of additional in
formatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-3
| RGLDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Av
ailab
ility of additional info
rma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-4
| RGLEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Avail
ab
ility of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5E
| RGLJX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availa
bil
ity of additional inform
atio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5
| RGLFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*
Annualized
.
Key fund st
atisti
cs
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio ho
ldi
ngs by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-122-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-6
| RGLGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.46% *
*Annualized.
Key f
un
d statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%
Portfolio ho
ld
ings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-122-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Insight Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-122-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Common stocks 96.01%		Shares	Value (000)
Industrials 18.74%
	Safran SA	1,309,160	$347,118
	General Electric Co.	1,253,572	252,645
	Rolls-Royce Holdings PLC	23,116,128	232,830
	GE Vernova, Inc.	573,567	212,690
	Northrop Grumman Corp.	297,528	144,747
	Airbus SE, non-registered shares	761,017	127,412
	Ingersoll-Rand, Inc.	1,540,946	116,234
	DSV A/S	503,036	107,001
	Epiroc AB, Class A	4,870,859	104,424
	HEICO Corp.	293,243	73,534
	HEICO Corp., Class A	122,045	24,522
	ABB, Ltd.	1,683,595	89,125
	Rheinmetall AG, non-registered shares	48,676	82,404
	AMETEK, Inc.	442,074	74,967
	RELX PLC	1,168,436	63,664
	Ryanair Holdings PLC (ADR)	1,323,812	63,358
	Armstrong World Industries, Inc.	414,654	60,133
	SMC Corp.	182,900	59,595
	ITT, Inc.	420,649	57,637
	FedEx Corp.	255,978	53,840
	Paychex, Inc.	336,786	49,548
	Carrier Global Corp.	759,401	47,493
	RTX Corp.	360,421	45,460
	Axon Enterprise, Inc.[1]	72,965	44,749
	TransDigm Group, Inc.	28,745	40,619
	Mitsubishi Corp.	2,051,600	39,008
	MTU Aero Engines AG	110,121	38,079
	Lennox International, Inc.	68,242	37,311
	ITOCHU Corp.	721,000	36,892
	Canadian National Railway Co. (CAD denominated)	365,441	35,391
	Honeywell International, Inc.	152,355	32,071
	CSX Corp.	1,106,439	31,058
	Recruit Holdings Co., Ltd.	488,200	27,249
	Saia, Inc.[1]	96,112	23,451
	United Rentals, Inc.	32,906	20,779
	BAE Systems PLC	498,206	11,451
	Daikin Industries, Ltd.	99,500	11,409
	TFI International, Inc. (CAD denominated)	127,048	10,328
	Norfolk Southern Corp.	32,834	7,356
	Veralto Corp.	— [2]	— [2]
			2,937,582

Information technology 17.31%
	Microsoft Corp.	1,100,689	435,058
	Broadcom, Inc.	2,256,503	434,309
	Apple, Inc.	1,670,166	354,910
	SAP SE	916,671	265,125
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,570,852	261,845
	ASML Holding NV	297,972	199,471
	Fujitsu, Ltd.	6,718,000	148,483
	Keyence Corp.	237,460	99,730
	TDK Corp.	6,970,075	74,467
	Salesforce, Inc.	249,226	66,970
	ServiceNow, Inc.[1]	48,275	46,103
	Nomura Research Institute, Ltd.	1,128,300	42,668
	Applied Materials, Inc.	244,656	36,872
	Accenture PLC, Class A	111,672	33,407
	KLA Corp.	46,311	32,542
	Texas Instruments, Inc.	184,397	29,513
	Infineon Technologies AG	797,959	26,147
	NVIDIA Corp.	235,000	25,596
	Atlassian Corp., Class A1	105,344	24,051
	Globant SA1	199,306	23,433
	Analog Devices, Inc.	104,605	20,390

1	American Funds Global Insight Fund

Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Micron Technology, Inc.	207,085	$15,935
	Constellation Software, Inc.	2,782	10,026
	MicroStrategy, Inc., Class A1	18,789	7,142
			2,714,193

Financials 16.13%
	JPMorgan Chase & Co.	1,194,660	292,238
	London Stock Exchange Group PLC	1,297,344	201,249
	Mastercard, Inc., Class A	313,277	171,695
	DBS Group Holdings, Ltd.	5,235,935	171,181
	Marsh & McLennan Cos., Inc.	708,909	159,838
	Visa, Inc., Class A	412,796	142,621
	Deutsche Bank AG	5,172,515	135,341
	Münchener Rückversicherungs-Gesellschaft AG	169,668	115,595
	UniCredit SpA	1,849,064	106,923
	Standard Chartered PLC	6,021,243	87,220
	Hong Kong Exchanges and Clearing, Ltd.	1,859,600	82,479
	AIA Group, Ltd.	10,817,678	81,729
	Aon PLC, Class A	225,325	79,943
	S&P Global, Inc.	149,652	74,833
	NatWest Group PLC	11,034,644	70,438
	Skandinaviska Enskilda Banken AB, Class A	4,248,958	67,676
	Euronext NV	398,365	66,665
	Arch Capital Group, Ltd.	685,297	62,143
	Arthur J. Gallagher & Co.	188,539	60,463
	Deutsche Boerse AG	181,470	58,410
	Partners Group Holding AG	37,045	48,258
	CME Group, Inc., Class A	139,073	38,534
	Chubb, Ltd.	121,341	34,713
	Truist Financial Corp.	768,745	29,474
	KKR & Co., Inc.	235,487	26,909
	Jack Henry & Associates, Inc.	98,719	17,121
	Blackstone, Inc.	121,637	16,021
	ICICI Bank, Ltd. (ADR)	309,432	10,384
	Brookfield Asset Management, Ltd., Class A	186,417	9,942
	Tradeweb Markets, Inc., Class A	66,303	9,170
			2,529,206

Health care 11.02%
	AstraZeneca PLC	1,775,157	254,400
	EssilorLuxottica SA	864,668	248,301
	Novo Nordisk AS, Class B	3,657,220	243,636
	Abbott Laboratories	1,332,628	174,241
	Regeneron Pharmaceuticals, Inc.	163,015	97,607
	UnitedHealth Group, Inc.	223,346	91,893
	Amgen, Inc.	287,762	83,716
	Eli Lilly and Co.	75,144	67,551
	Bristol-Myers Squibb Co.	1,249,099	62,705
	AbbVie, Inc.	307,970	60,085
	BeiGene, Ltd. (ADR)[1]	222,522	57,813
	Danaher Corp.	272,268	54,271
	Chugai Pharmaceutical Co., Ltd.	866,500	50,054
	HOYA Corp.	338,300	39,785
	Terumo Corp.	2,064,500	39,610
	Daiichi Sankyo Co., Ltd.	1,165,900	29,784
	Straumann Holding AG	168,487	20,542
	Sarepta Therapeutics, Inc.[1]	248,546	15,509
	Merck & Co., Inc.	150,970	12,863
	Mettler-Toledo International, Inc.[1]	11,504	12,316
	Molina Healthcare, Inc.[1]	33,511	10,958
			1,727,640

Consumer discretionary 8.64%
	Amazon.com, Inc.[1]	828,447	152,782
	Industria de Diseno Textil, SA	2,690,312	144,804
	Royal Caribbean Cruises, Ltd.	624,443	134,199
	Hilton Worldwide Holdings, Inc.	454,611	102,506
	Amadeus IT Group SA, Class A, non-registered shares	1,263,006	99,269

American Funds Global Insight Fund	2

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	MercadoLibre, Inc.[1]	40,150	$93,584
	LVMH Moet Hennessy-Louis Vuitton SE	138,359	76,350
	Hermes International	20,397	55,681
	Sony Group Corp.	2,126,000	54,876
	Ferrari NV (EUR denominated)	95,731	43,596
	Tractor Supply Co.	858,572	43,461
	adidas AG	182,095	41,613
	Aramark	1,126,108	37,646
	Aristocrat Leisure, Ltd.	829,972	35,586
	Marriott International, Inc., Class A	137,382	32,777
	Flutter Entertainment PLC[1]	122,135	29,433
	Chipotle Mexican Grill, Inc.[1]	537,013	27,130
	B&M European Value Retail SA	5,825,430	26,230
	Kering SA	129,582	26,129
	Norwegian Cruise Line Holdings, Ltd.[1]	1,501,708	24,072
	YUM! Brands, Inc.	131,839	19,834
	NIKE, Inc., Class B	326,688	18,425
	Alibaba Group Holding, Ltd.	1,198,800	17,990
	H World Group, Ltd.	2,615,100	9,134
	BYD Co., Ltd., Class H	175,000	8,437
			1,355,544

Communication services 6.79%
	Alphabet, Inc., Class A	1,458,923	231,677
	Alphabet, Inc., Class C	871,414	140,202
	Meta Platforms, Inc., Class A	307,797	168,981
	Nintendo Co., Ltd.	1,196,900	99,999
	Electronic Arts, Inc.	682,641	99,044
	Koninklijke KPN NV	15,586,988	72,403
	Netflix, Inc.[1]	53,264	60,280
	America Movil, SAB de CV, Class B (ADR)	2,784,563	48,006
	T-Mobile US, Inc.	180,677	44,618
	Swisscom AG1	46,288	30,843
	Comcast Corp., Class A	853,232	29,180
	Charter Communications, Inc., Class A1	59,843	23,450
	Tencent Holdings, Ltd.	167,900	10,419
	Singapore Telecommunications, Ltd.	1,680,000	4,870
			1,063,972

Consumer staples 6.66%
	Philip Morris International, Inc.	1,145,343	196,266
	Danone SA	1,827,292	157,246
	L’Oreal SA, non-registered shares	232,884	102,193
	Nestle SA	885,111	94,205
	Anheuser-Busch InBev SA/NV	1,268,604	83,313
	Costco Wholesale Corp.	58,369	58,048
	Hershey Co.	337,298	56,393
	Imperial Brands PLC	1,342,887	55,018
	Carlsberg A/S, Class B	295,354	40,330
	Mondelez International, Inc., Class A	518,087	35,297
	Keurig Dr Pepper, Inc.	892,171	30,860
	Uni-Charm Corp.	3,136,800	29,097
	General Mills, Inc.	499,729	28,355
	Constellation Brands, Inc., Class A	147,041	27,576
	Pernod Ricard SA	202,152	21,847
	British American Tobacco PLC	403,367	17,502
	Coca-Cola Co.	140,872	10,220
			1,043,766

Utilities 4.24%
	Engie SA	8,029,020	165,761
	Constellation Energy Corp.	439,105	98,114
	Atmos Energy Corp.	608,187	97,693
	CenterPoint Energy, Inc.	1,777,811	68,944
	Sempra	658,527	48,909
	Iberdrola, SA, non-registered shares	2,215,915	39,949
	CMS Energy Corp.	533,678	39,305
	Entergy Corp.	445,944	37,089

3	American Funds Global Insight Fund

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	National Grid PLC	1,908,102	$27,582
	SSE PLC	1,132,349	25,585
	AES Corp.	1,595,424	15,954
			664,885

Materials 3.11%
	Air Liquide SA	542,278	111,552
	Givaudan SA	16,945	81,743
	Shin-Etsu Chemical Co., Ltd.	2,336,400	70,981
	Linde PLC	133,979	60,723
	Sika AG	203,337	50,887
	Freeport-McMoRan, Inc.	1,340,214	48,288
	Sherwin-Williams Co.	76,650	27,051
	Air Products and Chemicals, Inc.	68,098	18,461
	International Paper Co.	383,203	17,505
			487,191

Energy 2.88%
	TotalEnergies SE	3,155,803	178,963
	BP PLC	18,658,909	85,338
	TC Energy Corp. (CAD denominated)	1,541,630	77,887
	Exxon Mobil Corp.	399,284	42,176
	EQT Corp.	634,195	31,355
	ConocoPhillips	208,895	18,617
	Chevron Corp.	72,467	9,860
	South Bow Corp.	294,770	7,280
			451,476

Real estate 0.49%
	Welltower, Inc. REIT	263,226	40,166
	Link REIT	6,178,369	28,970
	Equinix, Inc. REIT	8,491	7,308
			76,444
	Total common stocks (cost: $11,858,990,000)		15,051,899
Short-term securities 3.89%		Principal amount (000)
Money market investments 3.89%
	Capital Group Central Cash Fund 4.28%[3,4]	6,105,117	610,451
	Total short-term securities (cost: $610,524,000)		610,451
	Total investment securities 99.90% (cost: $12,469,514,000)		15,662,350
	Other assets less liabilities 0.10%		15,566
	Net assets 100.00%		$15,677,916

American Funds Global Insight Fund	4

Investments in affiliates5

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 4.28% [3]	$68,115	$1,524,637	$982,153	$(88)	$(60)	$610,451	$13,853

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Rate represents the seven-day yield at 4/30/2025.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Global Insight Fund

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,858,990)	$15,051,899
Affiliated issuers (cost: $610,524)	610,451	$15,662,350
Cash		51
Cash denominated in currencies other than U.S. dollars (cost: $14,335)		14,272
Receivables for:
Sales of fund’s shares	5,224
Dividends and interest	28,763
Securities lending income	8
Other	923	34,918
		15,711,591
Liabilities:
Payables for:
Purchases of investments	7,476
Repurchases of fund’s shares	19,185
Investment advisory services	5,043
Services provided by related parties	567
Trustees’ deferred compensation	165
Other	1,239	33,675
Net assets at April 30, 2025		$15,677,916
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,375,944
Total distributable earnings (accumulated loss)		2,301,972
Net assets at April 30, 2025		$15,677,916

Refer to the notes to financial statements.

American Funds Global Insight Fund	6

Financial statements (continued)
Statement of assets and liabilities at April 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (653,559 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$179,591	7,523	$23.87
Class C	8,288	350	23.67
Class T	14	1	23.98
Class F-1	4,508	189	23.89
Class F-2	1,152,288	48,094	23.96
Class F-3	1,819,825	75,814	24.00
Class 529-A	15,358	643	23.87
Class 529-C	971	41	23.70
Class 529-E	127	5	23.87
Class 529-T	15	1	23.97
Class 529-F-1	16	1	23.98
Class 529-F-2	5,855	245	23.89
Class 529-F-3	15	1	23.90
Class R-1	139	6	23.90
Class R-2	1,083	46	23.59
Class R-2E	150	6	23.94
Class R-3	4,980	209	23.81
Class R-4	731	31	23.89
Class R-5E	1,714	71	23.95
Class R-5	1,428	59	23.99
Class R-6	12,480,820	520,223	23.99

Refer to the notes to financial statements.

7	American Funds Global Insight Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,305; also includes $13,853 from affiliates)	$148,992
Interest from unaffiliated issuers	223
Securities lending income (net of fees)	63	$149,278
Fees and expenses*:
Investment advisory services	31,167
Distribution services	327
Transfer agent services	764
Administrative services	2,278
529 plan services	6
Reports to shareholders	74
Registration statement and prospectus	671
Trustees’ compensation	29
Auditing and legal	22
Custodian	331
Other	26
Total fees and expenses before waivers and/or reimbursements	35,695
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	2
Total fees and expenses after waivers and/or reimbursements		35,693
Net investment income		113,585
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	89,789
Affiliated issuers	(88)
Currency transactions	(1,540)	88,161
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	109,417
Affiliated issuers	(60)
Currency translations	929	110,286
Net realized gain (loss) and unrealized appreciation (depreciation)		198,447
Net increase (decrease) in net assets resulting from operations		$312,032
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Insight Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$113,585	$188,466
Net realized gain (loss)	88,161	(238,206)
Net unrealized appreciation (depreciation)	110,286	2,588,126
Net increase (decrease) in net assets resulting from operations	312,032	2,538,386
Distributions paid to shareholders	(186,279)	(160,405)
Net capital share transactions	764,170	2,966,338
Total increase (decrease) in net assets	889,923	5,344,319
Net assets:
Beginning of period	14,787,993	9,443,674
End of period	$15,677,916	$14,787,993
*
Unaudited.
Refer to the notes to financial statements.

9	American Funds Global Insight Fund

Notes to financial statementsunaudited
1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Global Insight Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	American Funds Global Insight Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,559,921	$1,377,661	$—	$2,937,582
Information technology	1,858,102	856,091	—	2,714,193
Financials	1,236,042	1,293,164	—	2,529,206
Health care	801,528	926,112	—	1,727,640
Consumer discretionary	715,849	639,695	—	1,355,544
Communication services	845,438	218,534	—	1,063,972
Consumer staples	443,015	600,751	—	1,043,766
Utilities	406,008	258,877	—	664,885
Materials	172,028	315,163	—	487,191
Energy	187,175	264,301	—	451,476
Real estate	47,474	28,970	—	76,444
Short-term securities	610,451	—	—	610,451
Total	$8,883,031	$6,779,319	$—	$15,662,350

American Funds Global Insight Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	American Funds Global Insight Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$162,504
Capital loss carryforward*	(1,069,308)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Global Insight Fund	14

As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$3,640,172
Gross unrealized depreciation on investments	(447,580)
Net unrealized appreciation (depreciation) on investments	3,192,592
Cost of investments	12,469,758
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended April 30,	Year ended October 31,
Share class	2025	2024
Class A	$1,498	$1,825
Class C	16	38
Class T	— †	— †
Class F-1	41	71
Class F-2	12,618	2,179
Class F-3	22,358	21,266
Class 529-A	139	147
Class 529-C	1	6
Class 529-E	1	1
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	57	55
Class 529-F-3	— †	— †
Class R-1	— †	1
Class R-2	2	6
Class R-2E	1	1
Class R-3	31	44
Class R-4	7	15
Class R-5E	14	15
Class R-5	16	20
Class R-6	149,479	134,715
Total	$186,279	$160,405
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.390% on such assets in excess of $15.0 billion. On December 11, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2025, decreasing the annual rate to 0.385% on daily net assets in excess of $17 billion. For the six months ended April 30, 2025, the investment advisory services fees were $31,167,000, which were equivalent to an annualized rate of 0.411% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Funds Global Insight Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2025, AFS waived transfer agent services fees of $2,000 for Class R-3 and R-5E shares. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $6,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

American Funds Global Insight Fund	16

For the six months ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$240	$101	$26	Not applicable
Class C	41	5	1	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	6	3	1	Not applicable
Class F-2	Not applicable	616	163	Not applicable
Class F-3	Not applicable	—	269	Not applicable
Class 529-A	17	8	2	$4
Class 529-C	5	— *	— *	— *
Class 529-E	— *	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	2	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	4	2	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	12	5	1	Not applicable
Class R-4	1	— *	— *	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	20	1,814	Not applicable

Total class-specific expenses	$327	$764	$2,278	$6
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $29,000 in the fund’s statement of operations reflects $34,000 in current fees (either paid in cash or deferred) and a net decrease of $5,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $369,040,000 and $169,563,000, respectively, which generated $9,645,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.

17	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$22,070	933	$1,459	60	$(18,066)	(761)	$5,463	232
Class C	1,201	51	16	1	(1,181)	(50)	36	2
Class T	—	—	—	—	—	—	—	—
Class F-1	707	30	41	2	(2,677)	(112)	(1,929)	(80)
Class F-2	213,154	8,974	12,398	513	(115,103)	(4,858)	110,449	4,629
Class F-3	101,382	4,234	22,346	924	(97,978)	(4,114)	25,750	1,044
Class 529-A	1,693	71	139	6	(1,715)	(72)	117	5
Class 529-C	68	3	1	— †	(304)	(13)	(235)	(10)
Class 529-E	3	— †	1	— †	(46)	(2)	(42)	(2)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,023	44	57	3	(202)	(9)	878	38
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3	— †	— †	— †	(50)	(2)	(47)	(2)
Class R-2	200	9	2	— †	(140)	(6)	62	3
Class R-2E	52	2	— †	— †	(6)	—	46	2
Class R-3	1,051	45	31	1	(571)	(24)	511	22
Class R-4	56	3	7	— †	(162)	(7)	(99)	(4)
Class R-5E	582	24	14	1	(118)	(5)	478	20
Class R-5	169	7	13	1	(53)	(3)	129	5
Class R-6	925,810	38,864	149,480	6,184	(452,687)	(18,786)	622,603	26,262
Total net increase (decrease)	$1,269,224	53,294	$186,005	7,696	$(691,059)	(28,824)	$764,170	32,166
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$28,152	1,274	$1,787	87	$(27,896)	(1,250)	$2,043	111
Class C	1,018	46	37	2	(1,412)	(65)	(357)	(17)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,201	53	71	3	(1,597)	(72)	(325)	(16)
Class F-2	967,470	41,979	1,921	93	(131,781)	(5,705)	837,610	36,367
Class F-3	350,472	15,387	21,264	1,023	(156,177)	(7,050)	215,559	9,360
Class 529-A	3,440	151	147	7	(2,190)	(98)	1,397	60
Class 529-C	234	11	6	— †	(318)	(14)	(78)	(3)
Class 529-E	7	— †	1	— †	(20)	(1)	(12)	(1)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,398	63	54	2	(604)	(27)	848	38
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	61	3	1	— †	— †	— †	62	3
Class R-2	264	12	6	— †	(139)	(6)	131	6
Class R-2E	8	— †	1	— †	(25)	(1)	(16)	(1)
Class R-3	1,359	61	43	2	(1,156)	(52)	246	11
Class R-4	134	6	15	1	(604)	(27)	(455)	(20)
Class R-5E	464	20	15	1	(343)	(16)	136	5
Class R-5	177	8	18	1	(427)	(18)	(232)	(9)
Class R-6	2,378,509	104,069	134,715	6,486	(603,443)	(27,162)	1,909,781	83,393
Total net increase (decrease)	$3,734,368	163,143	$160,102	7,708	$(928,132)	(41,564)	$2,966,338	129,287
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,259,708,000 and $2,581,376,000, respectively, during the six months ended April 30, 2025.
11. Ownership concentration

At April 30, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 12% and 11%, respectively. CRMC is the investment adviser to the two target date retirement funds.

19	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025[5,6]	$23.64	$.13	$.30	$.43	$(.20 )	$—	$(.20 )	$23.87	1.83%[7]	$180	.85%[8]	.85%[8]	1.12%[8]
10/31/2024	19.07	.26	4.56	4.82	(.25 )	—	(.25 )	23.64	25.45	172.86		.86	1.15
10/31/2023	17.47	.26	1.54	1.80	(.20 )	—	(.20 )	19.07	10.34	137.87		.87	1.33
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13 )	—	(.13 )	17.47	(19.16)	106.88		.88	1.03
10/31/2021	16.75	.18	4.92	5.10	(.11 )	—	(.11 )	21.74	30.57	100.93		.90	.87
10/31/2020[5,9]	16.72	.10	.41	.51	(.26 )	(.22 )	(.48 )	16.75	3.08 [7]	37	.99 [8]	.99 [8]	.63 [8]
Class C:
4/30/2025[5,6]	23.37	.04	.30	.34	(.04 )	—	(.04 )	23.67	1.47 [7]	8	1.57 [8]	1.57 [8]	.37 [8]
10/31/2024	18.85	.10	4.53	4.63	(.11 )	—	(.11 )	23.37	24.62	8	1.56	1.56	.45
10/31/2023	17.27	.12	1.53	1.65	(.07 )	—	(.07 )	18.85	9.54	7	1.57	1.57	.63
10/31/2022	21.52	.06	(4.31)	(4.25)	— [10]	—	— [10]	17.27	(19.74)	6	1.58	1.58	.33
10/31/2021	16.66	.03	4.90	4.93	(.07 )	—	(.07 )	21.52	29.71	6	1.63	1.60	.17
10/31/2020[5,9]	16.72	(.02 )	.44	.42	(.26 )	(.22 )	(.48 )	16.66	2.47 [7]	2	1.68 [8]	1.68 [8]	(.11 )[8]
Class T:
4/30/2025[5,6]	23.78	.16	.31	.47	(.27 )	—	(.27 )	23.98	1.97 [7,11]	— [12]	.57 [8,11]	.57 [8,11]	1.39 [8,11]
10/31/2024	19.18	.33	4.58	4.91	(.31 )	—	(.31 )	23.78	25.82 [11]	— [12]	.56 [11]	.56 [11]	1.45 [11]
10/31/2023	17.56	.32	1.55	1.87	(.25 )	—	(.25 )	19.18	10.70 [11]	— [12]	.56 [11]	.56 [11]	1.65 [11]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.92)[11]	— [12]	.56 [11]	.56 [11]	1.33 [11]
10/31/2021	16.77	.23	4.94	5.17	(.11 )	—	(.11 )	21.83	30.94 [11]	— [12]	.67 [11]	.64 [11]	1.12 [11]
10/31/2020[5,9]	16.72	.14	.39	.53	(.26 )	(.22 )	(.48 )	16.77	3.21 [7,11]	— [12]	.94 [8,11]	.87 [8,11]	.86 [8,11]
Class F-1:
4/30/2025[5,6]	23.64	.13	.31	.44	(.19 )	—	(.19 )	23.89	1.86 [7]	5	.84 [8]	.84 [8]	1.07 [8]
10/31/2024	19.07	.26	4.57	4.83	(.26 )	—	(.26 )	23.64	25.50	7.83		.83	1.18
10/31/2023	17.47	.27	1.54	1.81	(.21 )	—	(.21 )	19.07	10.38	6.82		.82	1.37
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.47	(19.14)	4.84		.84	1.06
10/31/2021	16.76	.19	4.92	5.11	(.12 )	—	(.12 )	21.75	30.61	4.90		.87	.91
10/31/2020[5,9]	16.72	.11	.41	.52	(.26 )	(.22 )	(.48 )	16.76	3.14 [7]	1	.95 [8]	.94 [8]	.68 [8]
Class F-2:
4/30/2025[5,6]	23.77	.17	.31	.48	(.29 )	—	(.29 )	23.96	1.99 [7]	1,152	.57 [8]	.57 [8]	1.41 [8]
10/31/2024	19.17	.28	4.63	4.91	(.31 )	—	(.31 )	23.77	25.83	1,033.54		.54	1.21
10/31/2023	17.56	.32	1.55	1.87	(.26 )	—	(.26 )	19.17	10.66	136.56		.56	1.65
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.90)	120.57		.57	1.35
10/31/2021	16.80	.24	4.94	5.18	(.15 )	—	(.15 )	21.83	30.96	98.64		.61	1.16
10/31/2020[5,9]	16.72	.15	.41	.56	(.26 )	(.22 )	(.48 )	16.80	3.39 [7]	39	.66 [8]	.66 [8]	.90 [8]
Class F-3:
4/30/2025[5,6]	23.81	.18	.31	.49	(.30 )	—	(.30 )	24.00	2.04 [7]	1,820	.46 [8]	.46 [8]	1.50 [8]
10/31/2024	19.20	.35	4.59	4.94	(.33 )	—	(.33 )	23.81	25.96	1,781.45		.45	1.54
10/31/2023	17.58	.34	1.55	1.89	(.27 )	—	(.27 )	19.20	10.80	1,256.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.83)	1,116.47		.47	1.43
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	1,249.56		.53	1.23
10/31/2020	16.47	.18	.65	.83	(.27 )	(.22 )	(.49 )	16.81	5.04	800.62		.62	1.10
Class 529-A:
4/30/2025[5,6]	23.65	.13	.31	.44	(.22 )	—	(.22 )	23.87	1.84 [7]	15	.84 [8]	.84 [8]	1.12 [8]
10/31/2024	19.08	.27	4.56	4.83	(.26 )	—	(.26 )	23.65	25.50	15.81		.81	1.20
10/31/2023	17.48	.27	1.54	1.81	(.21 )	—	(.21 )	19.08	10.37	11.82		.82	1.38
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.48	(19.13)	9.86		.86	1.06
10/31/2021	16.75	.21	4.90	5.11	(.10 )	—	(.10 )	21.76	30.69	7.83		.80	.99
10/31/2020[5,9]	16.72	.10	.41	.51	(.26 )	(.22 )	(.48 )	16.75	3.01 [7]	2	1.05 [8]	1.05 [8]	.62 [8]
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025[5,6]	$23.38	$.03	$.31	$.34	$(.02 )	$—	$(.02 )	$23.70	1.44%[7]	$1	1.61%[8]	1.61%[8]	.28%[8]
10/31/2024	18.87	.09	4.52	4.61	(.10 )	—	(.10 )	23.38	24.52	1	1.60	1.60	.41
10/31/2023	17.27	.12	1.53	1.65	(.05 )	—	(.05 )	18.87	9.53	1	1.62	1.62	.61
10/31/2022	21.53	.05	(4.31)	(4.26)	—	—	—	17.27	(19.79)	1	1.62	1.62	.27
10/31/2021	16.66	.03	4.90	4.93	(.06 )	—	(.06 )	21.53	29.62	1	1.66	1.63	.16
10/31/2020[5,9]	16.72	— [10]	.42	.42	(.26 )	(.22 )	(.48 )	16.66	2.52 [7]	— [12]	1.69 [8]	1.68 [8]	.01 [8]
Class 529-E:
4/30/2025[5,6]	23.61	.10	.32	.42	(.16 )	—	(.16 )	23.87	1.74 [7,11]	— [12]	1.04 [8,11]	1.04 [8,11]	.83 [8,11]
10/31/2024	19.02	.22	4.55	4.77	(.18 )	—	(.18 )	23.61	25.24	— [12]	1.03	1.03	.98
10/31/2023	17.43	.23	1.53	1.76	(.17 )	—	(.17 )	19.02	10.11	— [12]	1.05	1.05	1.19
10/31/2022	21.70	.17	(4.34)	(4.17)	(.10 )	—	(.10 )	17.43	(19.30)	— [12]	1.04	1.04	.89
10/31/2021	16.73	.14	4.93	5.07	(.10 )	—	(.10 )	21.70	30.42 [11]	— [12]	1.07 [11]	1.04 [11]	.69 [11]
10/31/2020[5,9]	16.72	.10	.39	.49	(.26 )	(.22 )	(.48 )	16.73	2.96 [7,11]	— [12]	1.10 [8,11]	1.10 [8,11]	.60 [8,11]
Class 529-T:
4/30/2025[5,6]	23.77	.16	.30	.46	(.26 )	—	(.26 )	23.97	1.94 [7,11]	— [12]	.60 [8,11]	.60 [8,11]	1.35 [8,11]
10/31/2024	19.17	.32	4.58	4.90	(.30 )	—	(.30 )	23.77	25.78 [11]	— [12]	.60 [11]	.60 [11]	1.41 [11]
10/31/2023	17.55	.31	1.55	1.86	(.24 )	—	(.24 )	19.17	10.64 [11]	— [12]	.60 [11]	.60 [11]	1.61 [11]
10/31/2022	21.82	.25	(4.36)	(4.11)	(.16 )	—	(.16 )	17.55	(18.97)[11]	— [12]	.62 [11]	.62 [11]	1.27 [11]
10/31/2021	16.77	.22	4.93	5.15	(.10 )	—	(.10 )	21.82	30.91 [11]	— [12]	.71 [11]	.69 [11]	1.08 [11]
10/31/2020[5,9]	16.72	.13	.40	.53	(.26 )	(.22 )	(.48 )	16.77	3.14 [7,11]	— [12]	.99 [8,11]	.91 [8,11]	.82 [8,11]
Class 529-F-1:
4/30/2025[5,6]	23.77	.16	.31	.47	(.26 )	—	(.26 )	23.98	1.96 [7,11]	— [12]	.63 [8,11]	.63 [8,11]	1.33 [8,11]
10/31/2024	19.17	.31	4.58	4.89	(.29 )	—	(.29 )	23.77	25.74 [11]	— [12]	.63 [11]	.63 [11]	1.38 [11]
10/31/2023	17.55	.31	1.54	1.85	(.23 )	—	(.23 )	19.17	10.60 [11]	— [12]	.63 [11]	.63 [11]	1.57 [11]
10/31/2022	21.82	.24	(4.35)	(4.11)	(.16 )	—	(.16 )	17.55	(18.98)[11]	— [12]	.66 [11]	.66 [11]	1.23 [11]
10/31/2021	16.79	.22	4.94	5.16	(.13 )	—	(.13 )	21.82	30.82 [11]	— [12]	.72 [11]	.69 [11]	1.07 [11]
10/31/2020[5,9]	16.72	.15	.40	.55	(.26 )	(.22 )	(.48 )	16.79	3.32 [7,11]	— [12]	.76 [8,11]	.75 [8,11]	.95 [8,11]
Class 529-F-2:
4/30/2025[5,6]	23.69	.17	.30	.47	(.27 )	—	(.27 )	23.89	1.97 [7]	6	.58 [8]	.58 [8]	1.42 [8]
10/31/2024	19.11	.32	4.56	4.88	(.30 )	—	(.30 )	23.69	25.78	5.58		.58	1.42
10/31/2023	17.50	.32	1.54	1.86	(.25 )	—	(.25 )	19.11	10.67	3.59		.59	1.63
10/31/2022	21.77	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.50	(18.97)	3.60		.60	1.33
10/31/2021	16.75	.23	4.93	5.16	(.14 )	—	(.14 )	21.77	30.91	2.68		.65	1.13
10/31/2020[5,13]	16.75	—	—	—	—	—	—	16.75	—	1	—	—	—
Class 529-F-3:
4/30/2025[5,6]	23.71	.17	.31	.48	(.29 )	—	(.29 )	23.90	2.00 [7]	— [12]	.50 [8]	.50 [8]	1.45 [8]
10/31/2024	19.12	.34	4.57	4.91	(.32 )	—	(.32 )	23.71	25.90	— [12]	.50	.50	1.50
10/31/2023	17.51	.33	1.54	1.87	(.26 )	—	(.26 )	19.12	10.71	— [12]	.52	.52	1.69
10/31/2022	21.76	.26	(4.33)	(4.07)	(.18 )	—	(.18 )	17.51	(18.86)	— [12]	.53	.53	1.36
10/31/2021	16.75	.24	4.93	5.17	(.16 )	—	(.16 )	21.76	30.99	— [12]	.66	.58	1.18
10/31/2020[5,13]	16.75	—	—	—	—	—	—	16.75	—	— [12]	—	—	—
Class R-1:
4/30/2025[5,6]	23.60	.06	.31	.37	(.07 )	—	(.07 )	23.90	1.58 [7,11]	— [12]	1.40 [8,11]	1.40 [8,11]	.53 [8,11]
10/31/2024	19.07	.13	4.57	4.70	(.17 )	—	(.17 )	23.60	24.75 [11]	— [12]	1.41 [11]	1.41 [11]	.57 [11]
10/31/2023	17.52	.15	1.56	1.71	(.16 )	—	(.16 )	19.07	9.79 [11]	— [12]	1.39 [11]	1.39 [11]	.78 [11]
10/31/2022	21.77	.13	(4.36)	(4.23)	(.02 )	—	(.02 )	17.52	(19.41)[11]	— [12]	1.27 [11]	1.26 [11]	.68 [11]
10/31/2021	16.80	.16	4.93	5.09	(.12 )	—	(.12 )	21.77	30.45 [11]	— [12]	1.23 [11]	1.10 [11]	.79 [11]
10/31/2020[5,9]	16.72	.14	.42	.56	(.26 )	(.22 )	(.48 )	16.80	3.33 [7,11]	— [12]	1.02 [8,11]	.81 [8,11]	.85 [8,11]
Refer to the end of the table(s) for footnote(s).

21	American Funds Global Insight Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025[5,6]	$23.30	$.05	$.30	$.35	$(.06 )	$—	$(.06 )	$23.59	1.48%[7]	$1	1.53%[8]	1.53%[8]	.46%[8]
10/31/2024	18.84	.11	4.51	4.62	(.16 )	—	(.16 )	23.30	24.66	1	1.52	1.52	.50
10/31/2023	17.31	.13	1.53	1.66	(.13 )	—	(.13 )	18.84	9.59	1	1.52	1.52	.68
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10 )	—	(.10 )	17.31	(19.64)	— [12]	1.49	1.49	.44
10/31/2021	16.75	.07	4.92	4.99	(.10 )	—	(.10 )	21.64	29.90	— [12]	1.45	1.43	.36
10/31/2020[5,9]	16.72	.06	.45	.51	(.26 )	(.22 )	(.48 )	16.75	3.05 [7,11]	— [12]	1.19 [8,11]	1.19 [8,11]	.37 [8,11]
Class R-2E:
4/30/2025[5,6]	23.66	.11	.29	.40	(.12 )	—	(.12 )	23.94	1.67 [7,11]	— [12]	1.17 [8,11]	1.17 [8,11]	.90 [8,11]
10/31/2024	19.08	.19	4.57	4.76	(.18 )	—	(.18 )	23.66	25.08 [11]	— [12]	1.16 [11]	1.16 [11]	.85 [11]
10/31/2023	17.49	.20	1.54	1.74	(.15 )	—	(.15 )	19.08	9.97 [11]	— [12]	1.17 [11]	1.17 [11]	1.04 [11]
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04 )	—	(.04 )	17.49	(19.39)[11]	— [12]	1.16 [11]	1.16 [11]	.74 [11]
10/31/2021	16.81	.14	4.95	5.09	(.16 )	—	(.16 )	21.74	30.39 [11]	— [12]	1.22 [11]	1.17 [11]	.69 [11]
10/31/2020[5,9]	16.72	.18	.39	.57	(.26 )	(.22 )	(.48 )	16.81	3.44 [7,11]	— [12]	.85 [8,11]	.64 [8,11]	1.09 [8,11]
Class R-3:
4/30/2025[5,6]	23.57	.10	.30	.40	(.16 )	—	(.16 )	23.81	1.70 [7]	5	1.15 [8]	1.09 [8]	.88 [8]
10/31/2024	19.04	.21	4.56	4.77	(.24 )	—	(.24 )	23.57	25.23	5	1.12	1.07	.93
10/31/2023	17.47	.19	1.57	1.76	(.19 )	—	(.19 )	19.04	10.07	3	1.12	1.07	.99
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04 )	—	(.04 )	17.47	(19.39)	1	1.14	1.14	.78
10/31/2021	16.76	.15	4.91	5.06	(.11 )	—	(.11 )	21.71	30.32	1	1.12	1.09	.72
10/31/2020[5,9]	16.72	.11	.41	.52	(.26 )	(.22 )	(.48 )	16.76	3.14 [7,11]	— [12]	1.04 [8,11]	1.01 [8,11]	.71 [8,11]
Class R-4:
4/30/2025[5,6]	23.66	.13	.31	.44	(.21 )	—	(.21 )	23.89	1.85 [7]	1	.80 [8]	.80 [8]	1.10 [8]
10/31/2024	19.09	.26	4.58	4.84	(.27 )	—	(.27 )	23.66	25.57	1.80		.80	1.16
10/31/2023	17.48	.25	1.56	1.81	(.20 )	—	(.20 )	19.09	10.39	1.80		.80	1.29
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18 )	—	(.18 )	17.48	(19.11)	1.81		.81	1.05
10/31/2021	16.80	.22	4.91	5.13	(.14 )	—	(.14 )	21.79	30.69	1.86		.82	1.06
10/31/2020[5,9]	16.72	.16	.40	.56	(.26 )	(.22 )	(.48 )	16.80	3.39 [7,11]	— [12]	.89 [8,11]	.69 [8,11]	.98 [8,11]
Class R-5E:
4/30/2025[5,6]	23.74	.17	.30	.47	(.26 )	—	(.26 )	23.95	1.99 [7]	2	.72 [8]	.60 [8]	1.46 [8]
10/31/2024	19.15	.31	4.58	4.89	(.30 )	—	(.30 )	23.74	25.79	1.67		.60	1.40
10/31/2023	17.54	.31	1.54	1.85	(.24 )	—	(.24 )	19.15	10.60	1.69		.61	1.58
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18 )	—	(.18 )	17.54	(18.99)	1.66		.66	1.26
10/31/2021	16.81	.26	4.92	5.18	(.16 )	—	(.16 )	21.83	30.95	— [12]	.69	.63	1.23
10/31/2020[5,9]	16.72	.18	.39	.57	(.26 )	(.22 )	(.48 )	16.81	3.45 [7]	— [12]	.87 [8]	.61 [8]	1.11 [8]
Class R-5:
4/30/2025[5,6]	23.79	.17	.31	.48	(.28 )	—	(.28 )	23.99	2.02 [7]	1	.51 [8]	.51 [8]	1.47 [8]
10/31/2024	19.19	.34	4.58	4.92	(.32 )	—	(.32 )	23.79	25.89	1.50		.50	1.52
10/31/2023	17.57	.33	1.55	1.88	(.26 )	—	(.26 )	19.19	10.76	1.50		.50	1.68
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19 )	—	(.19 )	17.57	(18.89)	— [12]	.52	.52	1.38
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	— [12]	.61	.55	1.22
10/31/2020[5,9]	16.72	.16	.41	.57	(.26 )	(.22 )	(.48 )	16.81	3.46 [7]	— [12]	.73 [8]	.63 [8]	.94 [8]
Class R-6:
4/30/2025[5,6]	23.80	.18	.31	.49	(.30 )	—	(.30 )	23.99	2.04 [7]	12,481	.46 [8]	.46 [8]	1.51 [8]
10/31/2024	19.19	.35	4.59	4.94	(.33 )	—	(.33 )	23.80	25.98	11,757.45		.45	1.54
10/31/2023	17.58	.34	1.54	1.88	(.27 )	—	(.27 )	19.19	10.74	7,880.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.82)	6,776.47		.47	1.43
10/31/2021	16.81	.28	4.92	5.20	(.16 )	—	(.16 )	21.85	31.14	7,384.52		.47	1.32
10/31/2020[5,9]	16.72	.03	.55	.58	(.27 )	(.22 )	(.49 )	16.81	3.41 [7]	— [12]	.71 [8]	.68 [8]	.16 [8]
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	22

Financial highlights (continued)

	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	18%	21%	23%	20%	6%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	This share class began investment operations on November 8, 2019.
[10]	Amount less than $.01.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Amount less than $1 million.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	American Funds Global Insight Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Global Insight Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $17 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

25	American Funds Global Insight Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Insight Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Insight Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025